PUTNAM
MUNICIPAL
INCOME
FUND

SEMIANNUAL REPORT

September 30, 1995

[LOGO]
BOSTON * LONDON * TOKYO

PERFORMANCE HIGHLIGHTS

"The deterioration in muni prices is simply not supported by the facts. . . . The market is discounting something [the flat tax] that likely will never occur."
-- Smart Money, September 1995

SEMIANNUAL RESULTS AT A GLANCE

                                CLASS A       CLASS B       CLASS M
TOTAL RETURN:                 NAV     POP     NAV  CDSC     NAV    POP
----------------------------------------------------------------------
(change in value during
period plus reinvested
distributions)
6 months ended
9/30/95                     4.90%  -0.13%   4.48%-0.53%   4.63% 1.27%
----------------------------------------------------------------------
SHARE VALUE:                  NAV     POP     NAV           NAV    POP
----------------------------------------------------------------------

3/31/95                     $8.74   $9.18   $8.74         $8.75  $9.04
9/30/95                      8.90    9.34    8.89          8.90   9.20
----------------------------------------------------------------------
DISTRIBUTIONS:                NO.          INCOME                TOTAL
----------------------------------------------------------------------
Class A                         6        $0.262725           $0.262725
Class B                         6         0.236816            0.236816
Class M                         6         0.250464            0.250464
----------------------------------------------------------------------
                                Class A        Class B       Class M
Current return:               NAV     POP           NAV     NAV    POP
----------------------------------------------------------------------
End of period

Current dividend rate(1)    6.14%   5.85%         5.51%   5.77%  5.58%
Taxable equivalent(2)       10.17    9.69          9.12    9.55   9.24
Current 30-day SEC yield(3)  6.05    5.76          5.37    5.52   5.32
Taxable equivalent(2)       10.02    9.54          8.89    9.14   8.81
----------------------------------------------------------------------

Performance data above represent past results and are not indicative of future performance. For performance over longer periods, see pages 8 and 9. POP assumes 4.75% maximum sales charge for class A and 3.25% for class M shares. CDSC assumes 5% maximum contingent deferred sales charge. Capital gains are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes. (1)Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.
(2)Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous. (3)Based on investment income, calculated using SEC guidelines.

                                              [PHOTO OF GEORGE PUTNAM]
                                                     (C) KARSH, OTTAWA
FROM THE CHAIRMAN

DEAR SHAREHOLDER:

WITH PLENTY TO BE POSITIVE ABOUT, TAX-EXEMPT INVESTORS ARE FINALLY PUTTING THEIR SUMMER FEARS BEHIND THEM. A FEW MONTHS AGO FLAT-TAX PROPOSALS WERE FLOATED IN THE PRE-ELECTION WIND. THE MERE TALK OF SUCH A TAX, WHICH WOULD END THE BENEFICIAL TREATMENT NOW ACCORDED MUNICIPAL BONDS, WAS ENOUGH TO SEND THE MARKET INTO DECLINE.

INTEREST RATES ARE STILL MODERATE, INFLATION REMAINS LOW, AND THE ECONOMY SEEMS TO HAVE SLOWED TO A MORE COMFORTABLE PACE, ALL FACTORS THAT GLADDEN FIXED-INCOME INVESTORS' HEARTS. MUNICIPAL-BOND INVESTORS HAVE BEEN FURTHER BLESSED WITH YIELDS VIRTUALLY AT THE SAME LEVEL AS THOSE OF TAXABLE BONDS AND A FAVORABLE RATIO OF SUPPLY TO DEMAND.

AS PUTNAM MUNICIPAL INCOME FUND'S FISCAL YEAR REACHED ITS MIDPOINT ON SEPTEMBER 30, 1995, THE MUNICIPAL-BOND MARKET WAS SHOWING NEW SIGNS OF STRENGTH, POISED FOR WHAT COULD BE ANOTHER POSITIVE PERIOD OF ADVANCE. IN THE REPORT THAT FOLLOWS, FUND MANAGER RICHARD WYKE REVIEWS FISCAL 1996 PERFORMANCE TO DATE AND PROSPECTS FOR THE REMAINDER OF THE YEAR.

RESPECTFULLY YOURS,

[SIGNATURE]

GEORGE PUTNAM
CHAIRMAN OF THE TRUSTEES
NOVEMBER 22, 1995

REPORT FROM THE FUND MANAGER
RICHARD P. WYKE

Thanks to a combination of astute positioning and positive market trends, Putnam Municipal Income Fund was able to offset the negative effects of recent flat-tax fears. As a result, your fund has completed the first half of fiscal 1996 with a total return of 4.90% for class A shares at net asset value. The fund also offers class B and class M shares, whose performance, while different, is in the same range.

The fund continued to produce attractive tax-free income for shareholders during the six months ended September 30, 1995. An investor in the maximum 39.6% federal tax rate would have to receive 10.17% current dividends from an equivalent taxable investment to match the 6.14% current dividend rate provided by the class A shares of your fund at net asset value.

LONGER-TERM BONDS OFFER BEST VALUE; MODEST CHANGES IN SECTOR STRATEGY

For much of the semiannual period, we believed that tax-free bonds with 15- to 20-year maturities offered the best value. As a result, we sold selected bonds with 15-year or shorter maturities as well as selected bonds with 30-year maturities to help capture what, in our view, is the greater appreciation potential of the 15- to 20-year bonds.

Three factors are contributing to the attractiveness of these bonds. First, individual investors are drawn to the bonds' balance of income and market risk, and this heightened demand is helping push prices higher. Secondly, when interest rates are declining, longer-term bonds appreciate more noticeably than shorter-term bonds. Lastly, using a common measurement of the municipal-bond market's performance potential, this segment of the municipal-bond market is yielding a high percentage of its Treasury bond counterpart.

The fund continues to be well diversified throughout the country, with a greater emphasis on higher-tax states such as New York and California. The portfolio is invested in more than 95 issues in 38 states, Washington, D.C., and Puerto Rico. With minor modifications, utilities, hospitals and health care, and transportation remain the largest sectors on a net asset basis. The average portfolio quality rating remains A.

Within the transportation sector, airport bonds have performed particularly well. Airlines pay fees for the use of space at airports, and it is this revenue that is the source of interest and payments on the debt of these airport bonds. When airport traffic increases, there is a commensurate rise in fees for airport usage. The Denver Airport bonds, initially plagued by problems with the facility's automated baggage system, have appreciated nicely as solid traffic growth has led to improving revenues and renewed investor interest.

Interestingly, the resource-recovery and cogeneration sectors have increased substantially since our last report. (The former deals with facilities used in materials recycling, the latter with facilities that convert trash into energy.) Unlike most other sectors of the market, these two experienced sizable issuance this year. In our search for the most attractive opportunities, we rely heavily on stringent internal analysis and on-site meetings with the management of these companies.

BOND RETURNS: MUNICIPALS VERSUS TREASURERS
[MOUNTAIN CHART]
                                     U.S. TREASURY      U.S. TREASURY
                                        SECURITIES         SECURITIES
DATE           MUNICIPAL BONDS          BEFORE TAX        AFTER TAXES
9/30/90                $10,000             $10,000            $10,000
9/30/91                $11,318             $11,540            $11,179
9/30/92                 12,501             $13,042            $12,275
9/30/93                 14,095             $14,486            $13,281
9/30/94                 13,751             $13,899            $12,422
9/30/95                 15,288             $15,782            $13,733

Sources: Lehman Brothers Municipal Bond Index, Lehman Brothers Treasury Bond Index. Graph compares the growth of a hypothetical $10,000 investment in tax-free municipal bonds with a similar investment in U.S. Treasury bonds, and shows the effective after-tax returns of the fully taxable Treasury securities for an individual paying the maximum 39.6% federal income tax.

Generally, resource-recovery and cogeneration bonds are not followed by the rating agencies because of their short operating histories and relatively new technology. However, any bond not otherwise rated by a rating agency undergoes close scrutiny by Putnam's credit analysts and receives an internal rating. The bonds purchased by the fund pay relatively high yields, ranging from 8.5% to 9.5%. The yields reflect the additional risk posed by the internal ratings of B or BB, which are below investment grade.

INVESTMENT APPROACH CAUTIOUS BUT OPPORTUNISTIC

Investment decisions continue to reflect our conviction that the rising interest rate environment of 1994 is not likely to be repeated in 1995. Our cautious but more sanguine approach is supported by three additional factors.

The ongoing debate about tax reform, especially the flat-tax proposal, has generated much concern about the future of the tax-free market. While passage of any tax reform package in its current form is far from certain, the perceived effects on the tax-exempt status of municipal bonds continue to pressure municipal-bond prices. However, much like the fallout from the Orange County, California, scare in late 1994, the tax reform debate is providing ample buying opportunities as the proverbial dust settles.

Secondly, the Federal Reserve Board has successfully engineered a soft landing, that is, the slowing of economic growth to a sustainable level. While the Fed's pace and degree of interest rate increases in 1994 sorely tested the patience of bond investors, today's noninflationary environment is providing a much more hospitable climate for municipal securities.

TOP INDUSTRY SECTORS
[BAR CHART]
Utilities                          21.1%
Hospital/Health care               19.1%
Transportation                     13.2%

*Based on net assets on 9/30/95. Holdings will vary over time.

Lastly, Congress's current efforts to reduce the deficit and to balance the budget provide yet another reason for our increasingly positive outlook. In all likelihood, the financial markets would respond favorably to a bipartisan agreement to reduce federal spending.

Tax-free securities have underperformed the entire fixed income market for much of 1995, suggesting that municipal bonds appear quite attractive relative to alternative investments on a valuation basis. We will continue to take advantage of the opportunity that this market environment represents, while positioning the portfolio to benefit from longer-term trends.

The views expressed in this report are exclusively those of Putnam Management and are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/95, there is no guarantee the fund will continue to hold these securities in the future.

PERFORMANCE SUMMARY

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions back into the fund.

Performance  should  always  be  considered  in  light  of  a   fund's
investment strategy. Putnam Municipal Income Fund is designed for investors seeking as high a level of current income exempt from federal income tax as is consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 9/30/95

                           CLASS A          CLASS B        CLASS M
                           NAV     POP     NAV     CDSC     NAV    POP
----------------------------------------------------------------------
-
6 months                 4.90%  -0.13%   4.48%   -0.53%   4.63% 1.27%
----------------------------------------------------------------------
-
1 year                   10.29    5.02    9.66     4.66      --    --
----------------------------------------------------------------------
-
5 years                  51.91   44.62      --       --      --    --
Annual average            8.72    7.66      --       --      --    --
----------------------------------------------------------------------
-
Life of class A          65.85   58.03      --       --      --    --
Annual average            8.28    7.46      --       --      --    --
----------------------------------------------------------------------
-
Life of class B             --      --   15.74    12.76      --    --
----------------------------------------------------------------------
-
Annual average              --      --    5.48     4.48      --    --
----------------------------------------------------------------------
-
Life of class M             --      --      --       --   13.62  9.87
----------------------------------------------------------------------
-


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/95

                              LEHMAN BROS.
                                MUNICIPAL                     CONSUMER
                                BOND INDEX                 PRICE INDEX
----------------------------------------------------------------------
-
6 months                             5.35%                       1.19%
----------------------------------------------------------------------
-
1 year                               11.18                        2.54
----------------------------------------------------------------------
-
5 years                              52.88                       15.45
Annual average                        8.86                        2.91
----------------------------------------------------------------------
-
Life of class A                      65.61                       23.75
Annual average                        8.25                        3.41
----------------------------------------------------------------------
-
Life of class B                      20.11                        7.96
Annual average                        6.92                        2.84
----------------------------------------------------------------------
-
Life of class M                      15.28                        2.34
----------------------------------------------------------------------
-

The fund began operations on 5/22/89, offering shares now known as class A. Effective 1/4/93, the fund began offering class B shares and on 12/1/94, class M shares. Fund performance data do not take into account any adjustment for taxes payable on reinvested distribution or, for class A shares, to the implementation of the class A distribution plan in 1992. Performance data represent past results and differ for each share class. Investment returns and net asset value will fluctuate so an investor's shares, when sold, may be worth more or less than their original cost. Performance data prior to 5/11/92 do not reflect operation under the fund's current investment objective and policies.

TERMS AND DEFINITIONS

CLASS A SHARES are generally subject to an initial sales charge.

CLASS B SHARES may be subject to a sales charge upon redemption.

CLASS M SHARES have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

NET ASSET VALUE (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

PUBLIC OFFERING PRICE (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

CONTINGENT DEFERRED SALES CHARGE (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

LEHMAN BROTHERS MUNICIPAL BOND INDEX is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund.

CONSUMER PRICE INDEX (CPI) is a commonly used measure of inflation; it does not represent an investment return.

PORTFOLIO OF INVESTMENTS OWNED
September 30, 1995 (Unaudited)

KEY TO ABBREVIATIONS

AMBAC     AMBAC Indemnity Corporation
COP       Certificate of Participation
FGIC      Federal Guaranty Insurance Corporation
FSA       Financial Security Assurance
GNMA Coll.      Government National Mortgage Association
Collateralized
GO Bonds  General Obligation Bonds
IFB       Inverse Floating Rate Bonds
MBIA      Municipal Bond Investors Assurance Corporation
VRDN      Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.3%)*
PRINCIPAL AMOUNT                                   RATINGS**     VALUE

ALABAMA (0.1%)
----------------------------------------------------------------------
          $ 645,000Cullman, Med. Pk. South Med. Clinic Board Rev.
           Bonds (Cullman Regl. Med. Ctr.), Ser. A, 6 1/4s,
          2/15/02                                    Baa      $652,256

ALASKA (1.0%)
----------------------------------------------------------------------
          14,250,000Valdez, Marine Term. Rev. Bonds (BP Pipeline,
           Inc. Project), Ser. B, 5 1/2s, 10/1/28     AA   13,074,375

ARIZONA (2.0%)
----------------------------------------------------------------------
 1,000,000 AZ Edl. Loan. Marketing Corp. VRDN Ser. A,
           zero %, 12/1/20                         VMIGI     1,000,000
           AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds
 2,870,000 (St. Luke's Hosp. Syst.), Ser. A,
           10 1/8s, 11/1/15                          Aaa     2,941,750
   980,000 (St. Luke's Hlth. Syst.), 7 1/4s, 11/1/14 Aaa     1,145,375
          7,000,000Gila Cnty., Indl. Dev. Auth. Rev. Bonds
           (Asarco Inc. Project), 8.9s, 7/1/06       Baa     7,638,750
 2,000,000 Mohave Cnty., Indl. Dev. Auth. Hosp.
           Syst. Rev. Bonds (Env. Inc. & Phoenix Hosp.
           & Med. Ctr.), 7s, 7/1/16                  Baa     2,302,500
 5,000,000 Payson, Indl. Dev. Auth. Hosp. Rev. Bonds
           (Payson Regl. Med. Ctr. Inc. Project),
           7.7s, 10/1/23                             B/P     4,356,250
 2,100,000 Phoenix, Civic Impt. Corp. Excise Tax Sr. Lien
           Rev. Bonds (New City Hall Projects),
           5.1s, 7/1/18                               AA     1,913,625
 4,000,000 Pinal Cnty., Indl. Dev. Auth. Rev.
           Bonds (Casa Grande Regl. Med. Ctr.), Ser. A,
           8 1/8s, 12/1/22                          BB/P     4,240,000
                                                           -----------
                                                           25,538,250

ARKANSAS (0.4%)
----------------------------------------------------------------------
19,275,000 AR Hsg. Dev. Agcy. Res. Single Fam. Mtge.
           Rev. Bonds Ser. 84A, zero %, 7/1/15        AA     2,313,000
 2,150,000 Pope Cnty., Poll. Control Rev. Bonds
           (Arkansas Pwr. & Lt. Co. Project), 11s,
           12/1/15                                   Baa     2,211,813
                                                           -----------
                                                            4,524,813

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                               RATINGS**         VALUE

CALIFORNIA (12.1%)
----------------------------------------------------------------------
$4,500,000 Berkeley, Hlth. Fac. Rev. Bonds
           (Alta Bates Med. Ctr.), Ser. A, 6.55s,
           12/1/22                                   Baa    $4,415,625
           CA State Pub. Works Board Lease Rev. Bonds
12,000,000 (U. of CA Projects), Ser. A, 5 1/2s, 6/1/21 A    10,770,000
 8,500,000 (Dept. of Corrections-State Prisons),
           Ser. B, MBIA, 5 3/8s, 12/1/19             AAA     7,841,250
10,000,000 California State G. O. Bonds 5 3/4s,
           3/1/19                                      A     9,520,477
 5,000,000 Calleguas-Las Virgines Pub. Fing. Auth.
           Rev. Bonds (Calleguas Muni. Wtr. Dist.
           Project), FGIC, 5 1/8s, 7/1/21            AAA     4,437,500
 2,500,000 Corona, COP (Vista Hosp. Syst.), Ser. B,
           9 1/2s, 7/1/20                           BB/P     2,634,375
 1,400,000 Los Angeles Regl. Arpts. Impt. Corp.
           Lease VRDN (American Airlines LA
           International Arpt.),Ser. A, 4 3/4s, 12/1/24Aa    1,400,000
 2,400,000 Los Angeles Regl. Arpts. Impt. Corp.
           Lease Rev. Bonds (United Airlines, Inc.-
           Los Angeles Intl.), 6 7/8s, 11/15/12      Baa     2,457,000
12,400,000 Metropolitan Wtr. Dist Southn. Calif.
           Wtrwks. IFB, 5.55s, 10/30/20               AA    11,764,500
 3,615,000 Monrovia Redev. Agcy. Tax Allocation
           Rev. Bonds (Central Redevelopment Project
           Area- 1), Ser. B, AMBAC, 6.7s, 5/1/21     AAA     3,831,900
 6,150,000 Northern CA Pwr. Agcy. Multi. Cap. Fac.
           IFB MBIA, 8.899s, 8/15/17                 AAA     6,711,188
           Orange Cnty., Local Trans. Auth. IFB
11,200,000 6.2s, 2/14/11                              AA    11,186,000
 4,000,000 AMBAC, 6.2s, 2/14/11                      AAA     4,140,000
22,160,000 Orange Cnty., Recv. Rev. Bonds Ser. A,
           MBIA, 5 3/4s, 6/1/15                      AAA    21,301,300
 5,000,000 Paramount Redev. Agy. Tax Allocation Rev.
           Bonds MBIA, 6 1/4s, 8/1/23                AAA     5,106,250
 5,000,000 Sacramento, City Fin. Auth. Lease Rev.
           Bonds Ser. A, AMBAC, 5 3/8s, 11/1/14      AAA     4,737,500
15,000,000 San Bernardino Cnty., COP (Med. Ctr. Fing.
           Project), Ser. A, MBIA, 5 1/2s, 8/1/15    AAA    14,156,250
           San Joaquin Hills, Trans. Corridor Agcy.
           Rev. Bonds
10,000,000 (Toll Rd.), Sr. Lien, zero %, 1/1/10    BBB/P     7,187,500
10,000,000 5s, 1/1/33                               BB/P     7,900,000
 8,000,000 U. of California COP (UCLA Ctr./ Cogen.
           Project) 5 1/2s, 11/1/17                   Aa     7,370,000
 8,000,000 U. of CA Rev. Bonds (Multi. Purpose
           Projects), Ser. B, MBIA, 5s, 9/1/16       AAA     7,110,000
                                                           -----------
                                                          155,978,615

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                               RATINGS**         VALUE

COLORADO (4.7%)
----------------------------------------------------------------------
$10,500,000     Arapahoe Cnty., Cap. Impt Tr. Fund Hwy.
           Rev. Bonds Ser E-470, 7s, 8/31/26         Baa   $10,906,875
           Denver, City & Cnty. Arpt. Rev. Bonds
 6,000,000 Ser. A, 8 3/4s, 11/15/23                  Baa     6,922,500
 2,000,000 Ser. A, 8s, 11/15/25                      Baa     2,187,500
 4,000,000 Ser. A, 7 1/2s, 11/15/23                  Baa     4,270,000
 1,500,000 Ser. A, 7 1/4s, 11/15/25                  Baa     1,584,375
12,000,000 Ser. B, 7 1/4s, 11/15/23                  Baa    12,495,000
 2,770,000 Ser. C, 6 3/4s, 11/15/13                  Baa     2,783,850
 5,000,000 Ser. D, 7 3/4s, 11/15/13                  Baa     5,731,250
10,000,000 Denver, City & Cnty. Arpt. Special Fac.
           Rev. Bonds (United Air Lines, Inc. Project),
           Ser. A, 6 7/8s, 10/1/32                   Baa    10,087,500
 3,000,000 Larimer Cnty., School Dist. No. 1 Rev.
           Bonds (Poudre Impt.) 7s, 12/15/16           A     3,506,250
                                                           -----------
                                                           60,475,100
CONNECTICUT (0.5%)
----------------------------------------------------------------------
 1,440,000 CT State Dev. Auth. 1st. Mtge. Rev. Bonds
           (Gladeview Hlth. Care Project), 9 3/4s,
           12/15/16                                 BB/P     1,591,200
 2,320,000 CT State Dev. Auth. 1st. Mtge. Rev.
           Bonds (East Hill Woods Project),
           8 3/4s, 7/1/19                            B/P     2,404,100
 2,500,000 CT State Dev. Auth. Hlth. Care Rev.
           Bonds (Alzheimers Resource Ctr.),
           Ser. A, 10s, 8/15/21                    AAA/P     3,215,625
                                                           -----------
                                                            7,210,925
DELAWARE (0.3%)
----------------------------------------------------------------------
 4,000,000 DE Trans. Auth. Trans. Syst. Rev. Bonds
           Ser. A, 5s, 7/1/14                         AA    3,610,000

DISTRICT OF COLUMBIA (0.5%)
----------------------------------------------------------------------
           Dist. of Columbia Rfdg. Rev. Bonds
           (American Geophysical Union)
 4,200,000 5 7/8s, 9/1/23                            BBB     3,738,000
 3,350,000 5 3/4s, 9/1/13                            BBB     3,019,188
                                                           -----------
                                                            6,757,188
FLORIDA (7.1%)
----------------------------------------------------------------------
 9,325,000 FL State Brd. Ed. Cap. Outlay Pub. Ed.
           Rev. Bonds Ser. B, 5 7/8s, 6/1/24          AA     9,126,844
 3,000,000 FL State Tpk. Auth. Rev. Bonds Ser. A,
           FGIC, 5s, 7/1/19                          AAA     2,666,250
 6,865,000 FL Tpk. Auth. Rev. Bonds (Department
           of Transportation), Ser. A, FGIC, 5 1/2s,
           7/1/21                                    AAA     6,504,588
22,900,000 Hernando Cnty., Indl. Dev. Rev. Bonds
           (FL Crushed Stone Co.), 8 1/2s, 12/1/14   B/P    24,789,250
           Largo, Sun Coast Hlth. Syst. Rev. Bonds
 3,485,000 6.3s, 3/1/20                              BBB     3,153,925
 1,700,000 6.2s, 3/1/13                              BBB     1,561,875
 2,450,000 Levy Cnty., Indl. Dev. Rev. Bonds
           (National Med. Assn. Inc. Project), 10s,
           7/1/19                                    B/P    2,443,875

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                               RATINGS**         VALUE

FLORIDA (continued)
----------------------------------------------------------------------
           Orange Cnty. Hlth. Care Facs. Auth. Rev. Bonds
$4,750,000 9.684s, 10/1/14 (acquired 4/19/95,
           cost $6,261,830)++                      AAA/P   $ 6,264,063
 5,000,000 (Orlando Hosp. Healthcare),
           Ser. B, MBIA, 5s, 10/1/15                 AAA     4,487,500
           Palm Beach Cnty., Hlth. Fac. Auth.
           Rev. Bonds
 1,415,000 (JFK Med. Ctr. Inc. Project), (Refunded),
           8 7/8s, 12/1/18                         AAA/P     1,627,250
 1,030,000 (JFK Med. Ctr. Inc. Project), 8 7/8s,
           12/1/18                                   BBB     1,123,988
 4,000,000 Palm Beach Cnty., Student Hsg. Rev.
           Bonds (Palm Beach Cmnty. College),
           Ser. A, 8 1/2s, 3/1/23                    B/P     3,935,000
21,960,000 Tampa, Cap. Impt. Rev. Bonds Ser. B,
           8 3/8s, 10/1/18                           BBB    23,579,550
                                                           -----------
                                                           91,263,958
GEORGIA (2.5%)
----------------------------------------------------------------------
 8,790,000 Atlanta, Board of Ed. COP, FGIC,
           5 1/8s, 6/1/12                            AAA     8,152,725
 4,200,000 Atlanta, Special Purpose Fac. Rev.
            Bonds (Delta Air Lines, Inc. Project),
           Ser. B, 7.9s, 12/1/18                      Ba     4,462,500
 2,000,000 Burke Cnty. Dev. Auth. Poll. Control
           VRDN (Ogelthorpe Pwr. Corp.), Ser. A,
           FGIC, 4.35s, 1/1/16                     VMIGI     2,000,000
           De Kalb Cnty., Muni. Hsg. Auth. Rev.
           Bonds (Briarcliff Park Apts. Project)
 3,700,000 Ser. A, 7 1/2s, 4/1/17                    A/P     3,783,250
 1,500,000 Ser. B, 10s, 4/1/17                      BB/P     1,560,000
 2,000,000 Gwinnett Cnty., Indl. Dev. Auth. Rev.
           Bonds (Kawneer Co. Inc. Project),
           Ser. 1984, 9 1/2s, 6/1/15               BBB/P     2,167,500
10,000,000 Rockdale Cnty., Dev. Auth. Solid Waste
           Disp. Rev. Bonds (Visay Paper Inc. Project),
           7.4s, 1/1/16                              B/P    10,262,500
                                                           -----------
                                                           32,388,475
ILLINOIS (4.2%)
----------------------------------------------------------------------
 9,800,000 Chicago, O'Hare Intl. Arpt. Rev.
           Bonds (Senior Lien), Ser. C-1, MBIA, 5s,
           1/1/11                                    AAA     9,224,250
           Chicago, O'Hare Intl. Arpt. Special
           Fac. Rev. Bonds (United Air Lines, Inc.)
 3,839,000 Ser. B, 8.95s, 5/1/18                     Baa     4,390,856
 1,865,000 Ser. 84A, 8.85s, 5/1/18                   Baa     2,140,088
 7,375,000 Ser. 84B, 8.85s, 5/1/18                   Baa     8,462,813
 2,500,000 IL Dev. Fin. Auth. Retirement Hsg.
           Rev. Bonds (Regency Park-Lincolnwood),
           Ser. A, 10 1/4s, 4/15/19+                 B/P     1,875,000
           IL Dev. Fin. Auth. Rev. Bonds
 2,040,000 (Cmnty. Rehab. Providers Fac.), 8 3/4s,
           7/1/11                                  BBB/P     2,193,000
 1,405,000 (Cmnty. Rehab. Providers Fac.), 8 1/4s,
           8/1/12                                  BBB/P     1,454,175
 1,945,000 (Mercy Hsg. Corp. Project), 7s, 8/1/24    Baa    2,015,506

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                               RATINGS**         VALUE

ILLINOIS (continued)
----------------------------------------------------------------------
           IL Edl. Fac. Auth. Rev. Bonds
$2,035,000 (Steppenwolf Theatre Project), 9.65s,
           7/1/19                                   BB/P   $ 2,146,925
 6,000,000 (Northwestern U.), 5 1/2s, 12/1/13         AA     5,850,000
 3,000,000 IL Hlth. Fac. Auth. Rev. Bonds
           (Grant Hosp. of Chicago), 7 1/2s, 6/1/13  AAA     3,176,250
10,000,000 Robbins Res. Recvy. Rev. Bonds (Res. Rcvy.
           Partners), Ser. A, 9 1/4s, 10/15/14       B/P    10,750,000
                                                           -----------
                                                           53,678,863
INDIANA (1.7%)
----------------------------------------------------------------------
           East Chicago, Indl. Poll. Control Rev. Bonds
 2,160,000 (Inland Steel Co. Project No. 9), 10s,
           11/1/11                                    Ba     2,303,100
 3,000,000 (Inland Steel Co. Project No. 11), 7 1/8s,
           6/1/07                                     Ba     3,142,500
 1,947,909 Hammond, Indl. Port Auth. COP 9.65s,
           6/1/14                                   BB/P     2,062,349
 3,000,000 IN U. Rev. Student Fee Rev. Bonds Ser. K,
           FGIC, 6s, 8/1/15                           AA     3,060,000
11,000,000 Indianapolis Indl. Arpt. Auth. Special
           Fac. Rev. Bonds (Federal Express Corp. Project),
           7.1s, 1/15/17                             BBB    11,632,500
                                                           -----------
                                                           22,200,449
IOWA (0.3%)
----------------------------------------------------------------------
 4,000,000 IA Fin. Auth. Hlth. Care Fac. Rev.
           Bonds (Mercy Hlth. Initiatives Project),
           9.95s, 7/1/19                             B/P    4,000,000

LOUISIANA (4.5%)
----------------------------------------------------------------------
           Beauregard, Parish Rev. Bonds
           (Boise Cascade Corp. Project)
 4,000,000 7 3/4s, 6/1/21                            Baa     4,320,000
 2,200,000 6 1/8s, 3/1/23                            Baa     2,123,000
 4,500,000 Hodge, Combined Util. Rev. Bonds
           (Stone Container Corp.), 9s, 3/1/10       B/P     4,882,500
 1,435,539 LA Pub. Fac. Auth. 1st Mtge. Rev.
           Bonds (Emily Morten Foundation), 10 1/4s,
           5/1/19                                    B/P     1,527,055
   500,000 LA State Recvy. Dist. Sales Tax VRDN,
           FGIC, 4 3/4s, 7/1/97                    VMIGI       500,000
 5,000,000 Lake Charles, Harbor & Term. Dist. Port
           Facs. Rev. Bonds (Trunkline Co. Project),
           7 3/4s, 8/15/22                           Baa     5,575,000
           Port of New Orleans, Indl. Dev. Rev. Bonds
           (Continental Grain Co. Project)
 1,000,000 14 1/2s, 1/1/02                            BB     1,088,750
 2,000,000 7 1/2s, 7/1/13                             BB     2,050,000
           St. Charles Parish, Poll. Control Rev. Bonds
 8,005,000 (LA Pwr. & Lt.), 8 1/4s, 6/1/14           Baa     8,845,525
 6,995,000 (Union Carbide Project), 7.35s, 11/1/22   BBB     7,405,956
 2,000,000 St. James Parish, Solid Waste Disp. Rev.
           Bonds (Kaiser Aluminum Project), 7 3/4s,
           8/1/22                                    B/P     2,095,000
           W. Feliciana Parish Poll. Control Rev. Bonds
           (Gulf States Utils. Co. Project)
 3,000,000 9s, 5/1/15                                 BB     3,375,000
 4,000,000 7.7s, 12/1/14                              BB     4,245,000
 1,300,000 3.41s, 12/1/15                              A     1,300,000
 8,000,000 Ser. C, 7s, 11/1/15                        Ba     8,130,000
                                                           -----------
                                                           57,462,786

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                               RATINGS**         VALUE

MARYLAND (0.2%)
----------------------------------------------------------------------
$1,955,000 Denton, 1st. Mtge. Rev. Bonds
           (Wesleyan Hlth. Care Ctr. Project),
           10 1/4s, 4/1/20                           B/P  $ 2,057,638

MASSACHUSETTS (3.9%)
----------------------------------------------------------------------
 2,475,000 Boston, Nursing Home Rev. Bonds
           (St. Joseph Nursing Care Ctr. Inc.),
           10s, 1/1/20                              BB/P     2,741,063
 3,500,000 MA State Hlth. & Edl. Fac. Auth. IFB
           (Beth Israel Hosp.) AMBAC, 7.863s, 7/1/25 AAA     3,508,750
           MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
 2,970,000 (Norwood Hosp.), Ser. E, 8s, 7/1/05        Ba     2,981,138
 2,860,000 (MA Eye & Ear Infirmary), Ser. A, 7.3s,
           7/1/04                                    Baa     2,849,275
 4,000,000 (Cooley Dickinson Hosp. Issue-A),
           7 1/8s, 11/15/18                         BB/P     3,855,000
           MA State Indl. Fin. Agcy. Res. Recvy.
           Rev. Bonds (Southeastern MA Project)
 3,000,000 Ser. B, 9 1/4s, 7/1/15                   BB/P     3,360,000
13,000,000 Ser. A, 9s, 7/1/15                       BB/P    14,511,250
           MA State Indl. Fin. Agcy. Rev. Bonds
 3,900,000 (Atlanticare Med. Ctr.), Ser. A,
           10 1/8s, 11/1/14                         BB/P     3,588,000
 1,000,000 (Atlanticare Med. Ctr.), Ser. B,
           10 1/8s, 11/1/14                         BB/P       920,000
 1,540,000 (1st. Mtge. Pioneer Valley Living Ctr.),
           7s, 10/1/20                               B/P     1,486,100
 1,019,314 (1st. Mtge. Pioneer Valley Living Ctr.),
           zero %, 10/1/20                           B/P         1,274
 4,250,000 MA State Indl. Fin. Agcy. Solid Waste
           Disposal Rev. Bonds (Molten Metal
           Technology Project), 8 1/4s, 8/1/14       B/P     4,457,188
 2,390,000 MA State Indl. Fin. Agcy. Tunnel Rev.
           Bonds (MA Tpk.) 9s, 10/1/20             BBB/P     2,614,063
 3,000,000 MA Wtr. Resource Auth. Rev. Bonds
           Ser. A, 6 1/2s, 7/15/21                   AAA     3,352,500
                                                           -----------
                                                           50,225,601
MICHIGAN (7.7%)
----------------------------------------------------------------------
   343,000 Ann Arbor, Econ. Dev. Corp. Ltd. Oblig.
           Rev. Bonds (Glacier Hills Inc. Project),
           8 3/8s, 1/15/19                           B/P       352,004
           Detroit G.O Bonds
 2,500,000 Ser. A, 6.7s, 4/1/10                      BBB     2,575,000
 1,000,000 Ser. A, 5.7s, 4/1/01                      BBB     1,005,000
   500,000 Ser. A, 5.45s, 4/1/00                     BBB       502,500
 3,000,000 Ser. B, 6 1/4s, 4/1/10                    BBB     2,985,000
 4,000,000 Ser. B, 6 1/4s, 4/1/08                    BBB     4,005,000
 1,600,000 Detroit, Econ. Dev. Corp. Ltd. Oblig.
           Rev. Bonds (MI Hlth. Care Corp. Project),
           9.1s, 12/1/09 (In default)+               B/P       608,000
 4,395,000 Detroit, Hosp. Fac. Fin. Auth. Rev. Bonds
           (MI Hlth. Care Corp.), 10s, 12/1/20
           (In default)+                             Caa     1,670,100
 5,770,000 Detroit, Loc. Dev. Fin. Auth. Tax Increment
           Rev. Bonds Ser. A, 8.72s, 5/1/21        BBB/P     7,162,013
           Greater Detroit Resource Recvy. Auth. Rev.
           Bonds
 6,000,000 Ser. E, 9 1/4s, 12/13/08                  BBB     6,217,500
 4,030,000 Ser. G, 9 1/4s, 12/13/08                  BBB    4,176,088

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                               RATINGS**         VALUE

MICHIGAN (CONTINUED)
----------------------------------------------------------------------
$5,530,000 Livonia, Pub. Sch. Dist. Rev. Bonds FGIC,
           5 1/2s, 5/1/14                            AAA   $ 5,322,625
           MI State Hosp. Fin. Auth. Rev. Bonds
 1,330,000 (Garden City Hosp.) 8 1/2s, 9/1/17        BBB     1,418,113
   670,000 (Garden City Project), 8 1/2s, 9/1/17     AAA       813,213
 2,760,000 (Detroit-Macomb Hosp. Corp.),
           Ser. A, 7.4s, 6/1/13                       BB     2,697,900
 4,500,000 MI State Hsg. Dev. Auth. Rental
           Hsg. Rev. Bonds Ser. A, FSA, 7.55s, 4/1/23AAA     4,781,250
10,000,000 MI State Strategic Fund Solid Waste
           Disp. Rev. Bonds (Genesee Pwr. Station Project),
            7 1/2s, 1/1/21                          BB/P    10,075,000
           MI State Strategic Fund Ltd. Oblig.
           Rev. Bonds
10,500,000 (Blue Wtr. Fiber Project), 8s, 1/1/12     B/P    10,040,625
 3,000,000 (Mercy Svcs. for Aging Project),
           9.4s, 5/15/20                           BBB/P     3,277,500
10,000,000 MI, Strategic Fund Poll. Control Rev. Bonds
           (General Motors Corp.), 6.2s, 9/1/20      AAA    10,100,000
11,000,000 Midland Cnty., Econ. Dev. Corp. Poll.
           Control Rev. Bonds Ser. B, 9 1/2s, 7/23/09B/P    11,893,750
 1,500,000 Monroe Cnty., Poll. Control Rev. Bonds
           (Detroit Edison Co.), Ser. A, 10 1/2s,
           12/1/16                                   Baa     1,560,000
 2,250,000 Pontiac Hosp. Fin. Auth. Rev. Bonds
           6s, 8/1/23                                Baa     1,937,813
 3,400,000 Wayne Charter Cnty., Special Arpt. Fac.
           Rev. Bonds (Republic Air Lines, Inc. Project),
           10 3/8s, 12/1/15                          B/P     3,519,000
                                                           -----------
                                                           98,694,994
MINNESOTA (1.4%)
----------------------------------------------------------------------
 3,500,000 Bass Brook, Poll. Control, Rev. Bonds
           (Pwr. & Lt. Co. Project), 6s, 7/1/22        A     3,408,125
 1,970,000 Chaska, Indl. Dev. Rev. Bonds
           (Lifecore Biomedical Inc. Project),
           10 1/4s, 9/1/20                          BB/P     2,280,275
 5,000,000 Intl. Falls, Env. Fac. Rev. Bonds
           (Boise Cascade Corp. Project),
           7.2s, 10/1/24                             Baa     5,368,750
 2,500,000 St Louis Pk., Hlth. Care Fac.
           Rev. Bonds (Hlth. Syst. Project), Ser. A,
           AMBAC, 5.2s, 7/1/16                       AAA     2,300,000
 5,000,000 St. Paul, Hsg. & Redev. Auth. Hosp.
           Rev. Bonds (Healtheast Project), Ser.A,
           6 5/8s, 11/1/17                           Baa     4,906,250
                                                           -----------
                                                           18,263,400
MISSISSIPPI (1.3%)
----------------------------------------------------------------------
           Claiborne Cnty., Poll. Control Rev. Bonds
 2,400,000 (Middle South Energy, Inc.), Ser. A,
           9 1/2s, 12/1/13                         BBB/P     2,742,000
 8,455,000 (Middle South Energy, Inc.), Ser. C,
           9 7/8s, 12/1/14                         BBB/P     9,744,388
 4,380,000 (Syst. Energy Resources Inc.), 9 1/2s,
           4/1/16                                    Baa     4,604,475
                                                           -----------
                                                           17,090,863

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                               RATINGS**         VALUE

MISSOURI (0.5%)
----------------------------------------------------------------------
$6,775,000 MO State Hlth. & Edl. Fac. Rev. Bonds
           (BJC Hlth. Syst.), Ser. A, 6 1/2s, 5/15/20 AA   $7,147,625

NEBRASKA (0.5%)
----------------------------------------------------------------------
           NE Investment Fin. Auth. Single Fam. Mtge. IFB
 4,700,000 Ser. 2, GNMA Coll., 11.253s, 9/10/30      AAA     5,369,750
 1,400,000 Ser. B, GNMA Coll., 10.557s, 3/15/22      AAA     1,571,500
                                                           -----------
                                                            6,941,250
NEVADA (0.7%)
----------------------------------------------------------------------
 8,500,000 Clark Cnty., Indl. Dev. Rev. Bonds
           (Southwest Gas Corp.), Ser. A, 7.3s, 9/1/27Baa   8,871,875

NEW HAMPSHIRE (0.9%)
----------------------------------------------------------------------
           NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
 2,930,000 (Havenwood/Heritage Heights), 9 3/4s,
           12/1/19                                   B/P     3,182,713
 4,000,000 (1st. Mtge. Rivermead Peterborough),
           8 1/2s, 7/1/24                            B/P     4,085,000
 1,955,000 (Riverwoods 1st. Mtge. at Exeter),
           8s, 3/1/01                                B/P     2,013,650
 2,000,000 (1st. Mtge. River Woods at Exeter),
           8s, 3/1/00                                B/P     2,045,000
                                                           -----------
                                                           11,326,363
NEW JERSEY (2.3%)
----------------------------------------------------------------------
 3,000,000 NJ Econ. Dev. Auth. Elec. Energy Fac.
           Rev. Bonds (Vineland Cogeneration L.P. Project),
           7 7/8s, 6/1/19                           BB/P     3,213,750
           NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
 3,000,000 (St. Elizabeth Hosp.), Ser. B, 8 1/4s,
           7/1/20                                    Baa     3,210,000
 6,000,000 (Gen. Hosp. Ctr.-Passaic Inc.),
           FSA, 6 3/4s, 7/1/19                       AAA     6,502,500
 3,000,000 (Union Hosp./Mega Care Inc.),
           5 7/8s, 7/1/14                            Baa     2,763,750
 4,000,000 NJ State Hsg. & Mtge. Fin. Agcy.
           Rev. IFB Ser. I, 9.975s, 11/1/07
           (acquired 2/11/93, cost $4,416,240)++   AAA/P     4,260,000
 9,000,000 NJ State Tpk. Auth. Rev. Bonds Ser. C,
           MBIA, 6 1/2s, 1/1/16                      AAA     9,888,750
                                                           -----------
                                                           29,838,750
NEW MEXICO (0.2%)
----------------------------------------------------------------------
 3,000,000 Farmington, Poll. Control Rev. Bonds
           (Arizona Public Services Co.),
           Ser. B, 3 1/2s, 9/1/24                      A    3,000,000

NEW YORK (10.6%)
----------------------------------------------------------------------
 3,000,000 Albany Muni. Wtr. Fin. Auth. Wtr. & Swr.
           Sys. Rev. Bonds Ser. A, FGIC, 5 1/2s, 12/1/22  AAA   2,861,250
           Metro. Trans. Auth. Svcs. Contract
           Fac. Rev. Bonds
 5,000,000 (Trans. Fac.), Ser. 7, 5 5/8s, 7/1/16     Baa     4,650,000
 2,500,000 (Commuter Fac.), Ser. O, 5 1/2s, 7/1/17   Baa    2,318,750

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                               RATINGS**         VALUE
NEW YORK (CONTINUED)
----------------------------------------------------------------------
$2,760,000 NY City G.O. Bonds Ser. F, 8 1/4s, 11/15/16AAA   $3,332,700
 8,000,000 NY City, Hlth. & Hosp. Corp. Rev. Bonds
           Ser. A, 6s, 2/15/05                       Baa     7,810,000
10,000,000 NY City, Muni. Wtr. Fin. Wtr. & Swr.
           System Rev. Bonds MBIA, 5 5/8s, 6/15/19   AAA     9,737,500
           NY State Dorm Auth. Rev. Bonds
 6,750,000 (State U. Edl. Facs.) Ser. A, 5 1/2s,
           5/15/10                                   BBB     6,395,625
 3,750,000 Ser. A, 5 3/8s, 5/15/16                   Baa     3,365,625
17,075,000 (Court Fac. Lease) Ser. A, 5 1/4s, 5/15/21Baa    14,769,875
 3,500,000 (Upstate Cmnty. Colleges), Ser. A, 5.7s,
           7/1/21                                    Baa     3,268,125
10,000,000 (City U.), Ser. F, FGIC, 5s, 7/1/20       AAA     8,725,000
 4,500,000 NY State G.O.Bonds 5 5/8s, 3/1/13           A     4,410,000
 1,800,000 NY State Local Govt. Assistance Corp.
           Rev. Bonds Ser. D, 7s, 4/1/18             AAA     2,067,750
           NY State Med. Care Facs. Fin. Agcy. Rev. Bonds
11,125,000 Ser. A, AMBAC, 6 1/2s, 8/15/29            AAA    11,611,719
 5,000,000 Ser. F, FGIC, 5 1/4s, 2/15/19             AAA     4,568,750
 3,545,000 (Mental Hlth Svcs.), Ser. D, FGIC,
           5 1/4s, 8/15/23                           AAA     3,186,069
 2,000,000 (Local Hwy. & Bridge), MBIA, 5 3/4s, 4/1/13AAA    1,982,500
           NY State Thruway Auth Svc. Contract Rev. Bonds
10,075,000 (Local Hwy. & Bridge), 5 1/4s, 4/1/13     Baa     9,105,281
           NY State Urban Dev. Corp. Rev. Bonds
           (Correctional Fac.)
 4,750,000 Ser. A, 5 1/2s, 1/1/14                    Baa     4,393,750
 5,000,000 Ser. A, 5 1/4s, 1/1/21                    Baa     4,337,500
 2,800,000 Ser. A, FSA, 5 1/4s, 1/1/14               AAA     2,597,000
 3,000,000 MBIA, 5 3/8s, 1/1/12                      AAA     2,865,000
 5,000,000 Onondaga Cnty., Indl. Dev. Agcy. Swr.
           Fac. Rev. Bonds (Bristol-Meyers Squibb Co.
           Project), 5 3/4s, 3/1/24                  AAA     5,006,250
           Triboro Bridge & Tunnel Auth. G.O. Bonds
10,000,000 Ser. A, MBIA, 5.2s, 1/1/20                AAA     9,125,000
 5,000,000 MBIA, 4 3/4s, 1/1/19                      AAA     4,287,500
                                                           -----------
                                                          136,778,519
NORTH CAROLINA (1.9%)
----------------------------------------------------------------------
           NC Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds
 5,250,000 AMBAC, 6s, 1/1/18                         AAA     5,361,563
 4,725,000 Ser. B, 6s, 1/1/22                          A     4,482,844
 3,500,000 Ser. D, 5.6s, 1/1/16                        A     3,163,125
 3,000,000 Ser. G, 5 3/4s, 12/1/16                     A     2,756,250
 3,000,000 FGIC, 7.318s, 1/1/25 (acquired 3/3/93,
           cost $3,116,820)++                        AAA     3,026,250
 6,000,000 NC Muni. Pwr. Agy. (No 1 Catawba Elec.)
           IFB MBIA, 5.6s, 1/1/20                    AAA     5,355,000
                                                           -----------
                                                           24,145,032

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                               RATINGS**         VALUE

OHIO (2.3%)
----------------------------------------------------------------------
$4,500,000 Dayton, Special Fac. Rev. Bonds
           (Emery Air Freight Corp.), Ser. A,
           12 1/2s, 10/1/09                          B/P    $5,270,625
 1,385,000 OH Hsg. Fin. Agy. Single Fam. Mtge.
           Rev. Bonds Ser. B, GNMA Coll.,
           8 1/4s, 12/15/19                          AAA     1,455,981
14,000,000 OH State Air Quality Dev. Auth.
           Rev. Bonds (Poll. Ctl. OH Edison),
           Ser. B, AMBAC, 5 5/8s, 11/15/29           AAA    13,335,000
 4,155,000 OH State Wtr. Dev. Auth. Rev. Bonds
           (Mid-American Waste Syst. Inc. Project),
           7 3/4s, 9/1/07                           BB/P     4,051,125
 5,000,000 Ohio State Wtr. Dev. Auth. Solid Waste Disp.
           Rev. Bonds (North Star Broken Hill Steel Project),
           6.45s, 9/1/20                               A     5,050,000
                                                           -----------
                                                           29,162,731
OKLAHOMA (0.8%)
----------------------------------------------------------------------
 6,995,000 Tulsa, Indl. Auth. Hosp. Rev. Bonds
           (Tulsa Regl. Med. Ctr.), Ser. A,
           7 5/8s, 6/1/17                            BBB     7,633,294
 2,000,000 Tulsa, Muni. Arpt. Rev. Bonds
           (American Airlines, Inc.), 7 3/8s, 12/1/20Baa     2,087,500
                                                           -----------
                                                            9,720,794
PENNSYLVANIA (6.4%)
----------------------------------------------------------------------
 3,750,000 Beaver Cnty. Indl. Dev. Poll. Control Rev.
           Bonds (Toledo Edison Co. Project),
           7 5/8s, 5/1/20                             Ba     3,862,500
 4,160,000 Dauphin Cnty., Gen. Auth. Hosp. Rev.
           Bonds (Northwest Med. Ctr. Project),
           8 5/8s, 10/15/13                           Ba     4,409,600
 1,180,000 Doylestown, Hosp. Auth. Rev. Bonds
           (Doylestown Hosp. Pine Run), Ser. A,
           7.2s, 7/1/23                            BBB/P     1,174,100
 3,000,000 Erie, Higher Ed. Bldg. Auth. College
           Rev. Bonds (Mercyhurst College Project),
           Ser. A, 5 3/4s, 3/15/13                   BBB     2,808,750
 3,525,000 Greene Cnty., Hosp. Auth. Rev. Bonds
           (Greene Cnty. Memorial Hosp.), 6 1/2s,
           1/1/02                                  BBB/P     3,414,844
 5,000,000 Harrisburg, Pkg. Auth. Rev. Bonds Ser.
           H, AMBAC, 5 1/8s, 8/1/16                  AAA     4,606,250
 1,500,000 Lehigh Cnty. Indl. Dev. Auth. Poll.
           Control IFB (Pennsylvania Pwr. & Light
           Co. Project), 8.362s, 9/1/29
           (acquired 6/20/95, cost $1,655,190)++   AAA/P     1,625,625
           McKeesport, Hosp. Auth. Rev. Bonds
           (McKeesport Hosp. Project)
 1,200,000 6 1/2s, 7/1/08                            Baa     1,188,000
 7,500,000 6 1/4s, 7/1/03                            Baa    7,453,125

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                               RATINGS**         VALUE

PENNSYLVANIA (continued)
----------------------------------------------------------------------
           Montgomery Cnty., Higher Ed. & Hlth. Auth.
           Hosp. Rev. Bonds (UTD Hosp. Project)
$3,500,000 Ser. B, 8 3/8s, 11/1/11                    Ba    $3,648,750
 2,230,000 Ser. B, 7 1/2s, 11/1/12                    Ba     2,190,975
15,000,000 PA Economic Dev. Fing. Auth. Recycling
           Rev. Bonds (Ponderosa Fibres Project),
           Ser. A, 9 1/4s, 1/1/22                    B/P    15,843,750
 4,000,000 PA Economic Dev. Fing. Auth. Resource
           Recvy. Rev. Bonds (Colver Project),
           Ser. E, 8.05s, 12/1/15                    BBB     4,235,000
 2,000,000 PA State Higher Ed. Assistance Agcy.
           IFB Ser. B, MBIA, 10.342s, 3/1/20         AAA     2,217,500
10,000,000 PA State Rev. Bonds Ser. 2, 5 1/4s,
           6/15/13                                    AA     9,450,000
           Philadelphia Gas Works Bonds
 3,000,000 Ser. 13, 7.7s, 6/15/21                    AAA     3,517,500
 6,000,000 FSA, 5.94s, 8/1/21 (acquired 1/24/94 cost,
           $5,621,520)++                             AAA     4,875,000
 3,500,000 WA Cnty., Hosp. Auth. Rev. Bonds
           (Canonsburg Gen. Hosp. Project), 7.35s,
           6/1/13                                   BB/P     3,447,500
 1,800,000 Washington Cnty., Indl. Dev. Auth. 1st.
           Mtge. Rev. Bonds (AHF/Central States Inc.
           Project), 10 1/4s, 11/1/19                B/P     1,746,000
                                                           -----------
                                                           81,714,769
PUERTO RICO (0.6%)
----------------------------------------------------------------------
 8,500,000 Cmnwlth. of Puerto Rico G.O. Bonds 7.384s,
           7/1/24 (acquired 6/12/95, cost $8,912,500)++A    8,223,750

RHODE ISLAND (0.4%)
----------------------------------------------------------------------
 5,000,000 RI State Pub. Bldg. Auth. IFB (Pub. Projects),
           AMBAC, 5.853s, 2/1/02                     AAA    5,018,750

SOUTH CAROLINA (1.2%)
----------------------------------------------------------------------
 8,500,000 Charleston Cnty., Indl. Dev. VRDN
           (Hoover Group Inc. Project), 8 1/2s,
           11/1/02                                 VMIGI     8,627,500
 3,040,000 Lee Cnty., Indl. Rev. Bonds
           (Mid-American Waste Syst. Project),
           7s, 9/15/13                               B/P     2,568,800
 4,405,000 Piedmont, Muni. Pwr. Agcy. Rev. Bonds
           (SC Elec. Project), Ser. A, FGIC,
           6 1/2s, 1/1/16                            AAA     4,801,450
                                                           -----------
                                                           15,997,750

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                               RATINGS**         VALUE

TENNESSEE (1.8%)
----------------------------------------------------------------------
           Chattanooga, Hlth. Edl. & Hsg. Fac. Board
           1st. Mtge. Rev. Bonds
$3,645,000 (Cambridge Hall Project), 8 5/8s, 2/1/13  B/P    $3,645,000
 8,500,000 IVRC-Bristol, TN Mem. Hosp. Rev.
           Bonds FGIC, 14.1s, 3/1/14 (acquired
           6/16/95, cost $9,366,660)++               AAA     9,169,375
 7,000,000 Knox Cnty., Hlth. Edl. & Hsg. Fac.
           Board Rev. Bonds (Ft. Sanders Alliance),
           Ser. C, MBIA, 6 1/4s, 1/1/13              AAA     7,367,500
 2,500,000 Metropolitan Nashville Arpt. Auth.
           Special Fac. Rev. Bonds (American
           Airlines, Inc. Project), 9 7/8s, 10/1/05  Baa     2,606,250
                                                           -----------
                                                           22,788,125
TEXAS (5.4%)
----------------------------------------------------------------------
           Austin, Util. Syst. Rev. Bonds FGIC, zero %
20,000,000 5/15/18                                   AAA     5,100,000
12,500,000 5/15/17                                   AAA     3,375,000
 1,910,000 Bell Cnty., Hlth. Fac. Dev. Corp. Rev.
           Bonds (Adv. Living Tech. Inc. Project),
           Ser. A, 10 1/2s, 6/15/18                  B/P     1,661,700
   385,000 Central TX Hsg. Fin. Corp., Single Fam.
           Mtge. Rev. Bonds FGIC, 10s, 10/15/07      AAA       408,581
 6,000,000 Dallas-Fort Worth, Intl. Arpt. Fac. Impt.
           Rev. Bonds (American Airlines, Inc.),
           7 1/4s, 11/1/30                           Baa     6,285,000
   900,000 Gulf Coast, Waste Disp. Auth. Poll.
           Control Rev. Bonds (Monsanto Co. Project),
           11 1/2s, 7/1/01                             A       943,875
           Houston, Hsg. Fin. Corp. Single Fam. Mtge.
           Rev. Bonds
 1,267,000 Ser. A, Verex Mtg. Ins., 10.87s, 2/15/16    A     1,286,005
 1,635,000 10s, 9/15/14                                B     1,632,956
   886,355 Maverick Cnty., COP (Jail Facility),
           9.1s, 6/15/10                           CCC/P       531,813
           North Central TX Hlth. Fac. Dev. Corp.
           Hosp. Rev. Bonds
 3,000,000 (Baylor Hlth. Care Syst.), Ser. B, 8.08s,
           5/15/08                                    AA     3,243,750
 4,000,000 (Presbyterian Hlth. Care Syst.), Ser. C,
           MBIA, 8.795s, 6/15/21                     AAA     4,280,000
 1,100,000 (Presbyterian Med. Ctr.), Ser. D, MBIA,
           4 3/4s, 12/1/15                           AAA    1,100,000

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                               RATINGS**         VALUE

TEXAS (CONTINUED)
----------------------------------------------------------------------
           North Central TX Hlth. Fac. Dev. Corp.
           Hosp. Rev. Bonds
$3,000,000 (U. Med. Ctr. Project), 8.2s, 4/1/19    BBB/P    $3,138,750
 7,500,000 (U. Med. Ctr. Project), 7 3/4s, 4/1/17  BBB/P     7,715,625
           Sam Rayburn, Muni. Pwr. Agcy. Rev.
           Bonds (Pwr. Supply Syst.)
 4,500,000 Ser. A, 6 1/4s, 10/1/17                    Ba     3,802,500
 6,800,000 Ser. B, 6 1/8s, 10/1/13                    Ba     5,780,000
 2,000,000 Southeast TX Multi-Fam. Hsg. Fin.
           Corp. Rev. Bonds (Bayou Pk. Village Apt.
           Project), Ser. B, 10.17s, 8/1/16          B/P     2,032,500
           Southeast TX Multi-Fam. Hsg. Fin. Corp.
           Rev. Bonds
 4,000,000 (Pavilion Place Apts. Project),
           Ser. A, 7.6s, 7/1/16                    BBB/P     3,975,000
 1,600,000 (Promenade Place Apts. Project),
           Ser. B, 10.175s, 8/1/16                   B/P     1,614,000
12,700,000 Texas State G.O. Bonds Ser.C,
           5 1/2s, 4/1/20                             AA    12,112,625
                                                           -----------
                                                           70,019,680
VIRGINIA (0.4%)
----------------------------------------------------------------------
 2,875,000 Chesapeake, Pub. Imp. G.O. 5s, 5/1/14      AA     2,637,813
 2,000,000 Fredericksburg, Indl. Dev. Auth. Hosp.
           Fac. IFB FGIC, 9.114s, 8/15/23            AAA     2,167,500
                                                           -----------
                                                            4,805,313
WASHINGTON (3.6%)
----------------------------------------------------------------------
 2,000,000 Grant Cnty., Pub. Hosp. Dist. No. 1 Rev.
           Bonds (Samaritan Hosp.), 9 1/4s, 9/1/10 BBB/P     2,217,500
12,000,000 Port Walla Walla Pub. Corp. Solid Waste
           Recycling Rev. Bonds (Ponderosa Fibres
           Project), 9 1/8s, 1/1/26                  B/P    12,270,000
 5,425,000 Seattle, Wtr. Syst. Rev. Bonds 5 1/2s,
           6/1/18                                     AA     5,187,656
10,600,000 WA State Hlth. Care Facs. Auth. Rev.
           Bonds (Swedish Hosp. Med. Center),
           AMBAC, 6.3s, 11/15/22                     AAA    10,785,500
           WA State Pub. Pwr. Supply Syst. Rev. Bonds
10,650,000 (Nuclear Project No. 1), Ser. A,
           MBIA, 5.7s, 7/1/17                        AAA    10,144,125
 5,000,000 (Nuclear Project No. 3), Ser. B,
           MBIA, 7 1/8s, 7/1/16                      AAA     5,693,750
                                                           -----------
                                                           46,298,531

MUNICIPAL BONDS AND NOTES
PRINCIPAL AMOUNT                               RATINGS**         VALUE

WEST VIRGINIA (1.3%)
----------------------------------------------------------------------
           Marion Cnty., Cmnty. Solid Waste Disp.
           Fac. Rev. Bonds (American Pwr. Paper Recycling Project)
$3,000,000 9s, 12/1/11                               B/P    $3,011,250
 9,000,000 8 1/4s, 12/1/11                           B/P     8,572,500
 5,000,000 WV State Pkwy. Economic Dev. & Tourism
           Auth. IFB, FGIC, 7.119s, 5/16/19          AAA     4,812,500
                                                           -----------
                                                            16,396,250
WISCONSIN (0.1%)
----------------------------------------------------------------------
 1,663,000 WI Hsg. & Econ. Dev. Auth. Home Ownership
           IFB 9.449s, 10/25/22                       AA     1,781,489
                                                           -----------
           TOTAL INVESTMENTS (cost $1,236,049,776)   ***$1,265,125,895
----------------------------------------------------------------------

[FN]
NOTES
* Percentages indicated are based on net assets of $1,286,422,006, which correspond to a net asset value per class A, class B and class M share of $8.90, $8.89 and $8.90, respectively.

** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 1995 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 1995. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

++ Restricted as to public resale. At the date of acquisition these securities were valued at cost. There were no outstanding securities of the same class as those held. Total market value of restricted securities owned at September 30, 1995 was $37,344,063 or 2.9% of net assets.

+    Non-income-producing security.

*** The aggregate identified cost for federal income tax purposes is $1,236,279,378, resulting in gross unrealized depreciation and gross unrealized appreciation of $20,861,892 and $49,708,409, respectively, or net unrealized appreciation of $28,846,517.

     The rates shown on IFB's, which are securities paying variable interest rates that vary inversely to changes in the market interest rates and VRDN's, are the current interest rates at September 30, 1995, which are subject to change based on the terms of the security.

     The fund had the following insurance concentration greater than 10% at September 30, 1995 (as a percentage of net assets):

     MBIA      11.7%

     The fund had the following industry group concentrations greater than 10% at September 30, 1995 (as a percentage of net assets):

          Utilities                     21.1%
     Hospitals/Health Care         19.1%
     Transportation                13.2

The table below shows the percentages of the fund's investment on September 30, 1995 in securities assigned to the various rating categories by Moody's and Standard & Poor's and in unrated securities determined by Putnam's Management to be of comparable quality.

                                                   Unrated securities
                      Rated securities           of comparable quality,
                     as a percentage of            as a percentage of
Rating               fundOs net assets             fundOs net assets
----------------------------------------------------------------------
"AAA"/"Aaa"                 28.1                          1.4
"AA"/"Aa"                   8.7                            --
"A"/"A"                     4.8                           0.3
"BBB"/"Baa"                 25.1                          4.7
"BB"/"Ba"                   4.5                           5.8
"B"/"B"                     0.1                           13.8
"Caa"/"CCC"                 0.1                            --
"VMIG1"                     0.9                            --
                           -----                         -----
                            72.3                          26.0

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1995 (Unaudited)

ASSETS
----------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,236,049,776) (Note 1)               $1,265,125,895
----------------------------------------------------------------------
Cash                                                           150,887
----------------------------------------------------------------------
Interest and other receivables                              25,685,632
----------------------------------------------------------------------
Receivable for shares of the fund sold                       9,718,363
----------------------------------------------------------------------
Receivable for securities sold                              32,746,100
----------------------------------------------------------------------
TOTAL ASSETS                                           $1,333,426,877

LIABILITIES
----------------------------------------------------------------------
Payable for securities purchased                           $42,110,513
----------------------------------------------------------------------
Payable for shares of the fund repurchased                     991,270
----------------------------------------------------------------------
Distributions payable to shareholders                        1,007,145
----------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                 1,852,153
----------------------------------------------------------------------
Payable for administrative services (Note 2)                     6,746
----------------------------------------------------------------------
Payable for distribution fees (Note 2)                         840,437
----------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)     108,657
----------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                    1,505
----------------------------------------------------------------------
Other accrued expenses                                          86,445
----------------------------------------------------------------------
TOTAL LIABILITIES                                           47,004,871
----------------------------------------------------------------------
NET ASSETS                                             $1,286,422,006
----------------------------------------------------------------------

REPRESENTED BY
----------------------------------------------------------------------
Paid-in capital (Note 1 and 4)                          $1,298,543,807
----------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)    (561,038)
----------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)     (40,636,882)
----------------------------------------------------------------------
Net unrealized appreciation of investments                  29,076,119
----------------------------------------------------------------------
TOTAL -- REPRESENTING NET ASSETS APPLICABLE TO
CAPITAL SHARES OUTSTANDING                             $1,286,422,006
----------------------------------------------------------------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
----------------------------------------------------------------------
Net asset value and redemption price of class A shares ($826,270,765
divided by 92,846,571 shares)                                    $8.90
----------------------------------------------------------------------
Offering price per share (100/95.25 of $8.90)*                   $9.34
----------------------------------------------------------------------
Net asset value and offering price of class B shares
 ($454,747,207 divided by 51,154,459 shares)+                    $8.89
----------------------------------------------------------------------
Net asset value and redemption price of class M shares
 ($5,404,034 divided by 607,412)                                 $8.90
----------------------------------------------------------------------
Offering price per share of class M (100/96.75) of $8.90**       $9.20
----------------------------------------------------------------------

* On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

+ Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

STATEMENT OF OPERATIONS
Six months ended September 30, 1995 (Unaudited)

TAX EXEMPT INTEREST INCOME                                 $43,908,160
----------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------
Compensation of Manager (Note 2)                             3,719,689
----------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                 449,196
----------------------------------------------------------------------
Compensation of Trustees (Note 2)                               19,792
----------------------------------------------------------------------
Reports to shareholders                                         58,760
----------------------------------------------------------------------
Auditing                                                        11,147
----------------------------------------------------------------------
Legal                                                           28,803
----------------------------------------------------------------------
Postage                                                         75,399
----------------------------------------------------------------------
Administrative services (Note 2)                                13,796
----------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                        1,039,365
----------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                        1,886,350
----------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                            8,098
----------------------------------------------------------------------
Other                                                            3,735
----------------------------------------------------------------------
TOTAL EXPENSES                                               7,314,130
----------------------------------------------------------------------
FEES PAID INDIRECTLY (NOTE 2)                                 (69,259)
----------------------------------------------------------------------
NET EXPENSES                                                 7,244,871
----------------------------------------------------------------------
NET INVESTMENT INCOME                                       36,663,289
----------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)             1,586,734
----------------------------------------------------------------------
Net realized loss on written options (Notes 1 and 3)         (299,043)
----------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)     (4,199,351)
----------------------------------------------------------------------
Net unrealized appreciation of investments, written options and
futures contracts during the period                         25,598,215
----------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                     22,686,555
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $59,349,844
----------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS

                                             SIX MONTHS
                                                  ENDED     YEAR ENDED
                                           SEPTEMBER 30       MARCH 31
----------------------------------------------------------------------
                                                  1995*          1995
----------------------------------------------------------------------
INCREASE IN NET ASSETS
----------------------------------------------------------------------
Operations:
----------------------------------------------------------------------
Net investment income                       $36,663,289    $74,642,060
----------------------------------------------------------------------
Net realized loss on investment transactions(2,911,660)   (31,374,804)
----------------------------------------------------------------------
Net unrealized appreciation of investments   25,598,215     32,173,688
----------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              59,349,844    75,440,944
----------------------------------------------------------------------
Distributions to shareholders
----------------------------------------------------------------------
From net investment income
----------------------------------------------------------------------
Class A                                    (24,778,747)   (51,832,348)
----------------------------------------------------------------------
Class B                                    (11,902,232)   (22,403,596)
----------------------------------------------------------------------
Class M                                        (88,382)       (11,827)
----------------------------------------------------------------------
Increase from capital shares transactions
(Note 4)                                      6,983,690     34,377,706
----------------------------------------------------------------------
TOTAL INCREASE IN NET ASSETS                 29,564,173    35,570,879
NET ASSETS
----------------------------------------------------------------------
Beginning of period                       1,256,857,833  1,221,286,954
----------------------------------------------------------------------
END OF PERIOD (including distributions in
excess of net investment income of
$561,038 and $454,966, respectively)     $1,286,422,006 $1,256,857,833
----------------------------------------------------------------------

*    Unaudited.

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

                                        FOR THE PERIOD
                                      DECEMBER 1, 1994
                           SIX MONTHS    (COMMENCEMENT      SIX MONTHS
                                ENDED   OF OPERATIONS)           ENDED
                         SEPTEMBER 30      TO MARCH 31    SEPTEMBER 30    YEAR ENDED MARCH 31
--------------------------------------------------------------------------------
--------------
                                1995*            1995            1995*      1995         1994
--------------------------------------------------------------------------------
--------------
                                     CLASS M                                     CLASS B
--------------------------------------------------------------------------------
--------------
NET ASSET VALUE,
BEGINNING OF PERIOD             $8.75            $8.21           $8.74     $8.73        $9.12
--------------------------------------------------------------------------------
--------------
INVESTMENT OPERATIONS
Net investment income             .25              .16             .24       .48          .44
Net realized and unrealized
gain (loss) on investments        .15              .54             .15       .01        (.32)
--------------------------------------------------------------------------------
--------------
TOTAL FROM INVESTMENT
ACTIVITIES                        .40              .70             .39       .49          .12
--------------------------------------------------------------------------------
--------------
LESS DISTRIBUTIONS:
From net investment income      (.25)            (.16)           (.24)     (.48)        (.44)
In excess of net investment
income                             --               --              --        --        (.01)
From net realized gain on
investments                        --               --              --        --           --
Net realized gain on
investments                        --               --              --        --        (.06)
--------------------------------------------------------------------------------
--------------
TOTAL DISTRIBUTIONS             (.25)            (.16)           (.24)     (.48)        (.51)
NET ASSET VALUE,
END OF PERIOD                   $8.90            $8.75           $8.89     $8.74        $8.73
--------------------------------------------------------------------------------
--------------
TOTAL INVESTMENT
RETURN AT NAV (%)(B)          4.63(C)          8.58(C)         4.48(C)      5.94         1.52
--------------------------------------------------------------------------------
--------------
NET ASSETS, END OF PERIOD
(in thousands)                 $5,404           $1,224        $454,747  $427,086     $369,006
--------------------------------------------------------------------------------
--------------
Ratio of expenses to
average net assets (%)(a)      .58(c)           .41(c)          .77(c)      1.55         1.54
--------------------------------------------------------------------------------
--------------
Ratio of net investment
income to average net assets (%)2.71(c)        1.78(c)         2.68(c)      5.66         5.02
--------------------------------------------------------------------------------
--------------
Portfolio turnover (%)       27.06(c)            62.84        27.06(c)     62.84        47.08
--------------------------------------------------------------------------------
--------------

      For the period
     January 4, 1993
       (commencement      Six months
       of operations           ended
         to March 31    September 30                        Year ended March 31
--------------------------------------------------------------------------------
--------------
                1993           1995*        1995        1994       1993      1992       1991
--------------------------------------------------------------------------------
--------------
                                                                Class A
--------------------------------------------------------------------------------
--------------
               $8.95           $8.74       $8.73       $9.12      $8.65     $8.36       $8.47
--------------------------------------------------------------------------------
--------------
                 .10             .26         .54         .55        .63       .67         .68
                 .17             .16          --       (.34)        .51       .31       (.10)
--------------------------------------------------------------------------------
--------------
                 .27             .42         .54         .21       1.14       .98         .58
--------------------------------------------------------------------------------
--------------
               (.10)           (.26)       (.53)       (.54)      (.62)     (.68)       (.69)
                  --              --          --          --         --        --          --
                  --              --          --       (.01)      (.05)     (.01)          --
                  --              --          --          --         --        --          --
--------------------------------------------------------------------------------
--------------
               (.10)           (.26)       (.53)       (.60)      (.67)     (.69)       (.69)
--------------------------------------------------------------------------------
--------------
               $9.12           $8.90       $8.74       $8.73      $9.12     $8.65       $8.36
--------------------------------------------------------------------------------
--------------
             3.05(c)         4.90(c)        6.55        2.15      13.67     12.11        7.16
--------------------------------------------------------------------------------
--------------
             $95,175        $826,271    $828,548    $852,281   $638,971  $324,384    $244,508
--------------------------------------------------------------------------------
--------------
              .30(c)          .47(c)         .95         .97       1.05       .91         .95
--------------------------------------------------------------------------------
--------------
             1.21(c)         3.00(c)        6.28        5.73       6.83      7.80        8.08
--------------------------------------------------------------------------------
--------------
               31.05        27.06(c)       62.84       47.08      31.05     44.34       49.80
--------------------------------------------------------------------------------
--------------

*    Unaudited.
     (a) The ratio of expenses to average net assets for the year ended September 30, 1995 includes amounts paid through brokerage service and expense offset arrangements. Prior period ratios exclude these amounts.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.(c)
     Not annualized

NOTES TO FINANCIAL STATEMENTS
September 30, 1995 (Unaudited)

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as Putnam Investment Management, Inc. ("Putnam Managment"), the fund's manager, a wholly owned subsidiary of Putnam Invesments, Inc., believes is consistent with the preservation of capital. The fund is required under normal market conditions to invest at least 65% of its assets in "investment-grade" tax-exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses  of  the  fund  are  borne  pro-rata  by  the  holders  of  each  class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other  matters  on  which  a  class  vote  is  required  by  law  or  determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A SECURITY VALUATION Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Any premium resulting from the purchase of securities in excess
of   maturity  value  is  amortized  on  a  yield-to-maturity  basis.   Discount
on zero coupon bonds, original issue, stepped-coupon bonds and payment in kind bonds is accreted according to the effective yield method.

C FEDERAL TAXES It is the policy of the fund to distribute all of its income within the prescribed time and otherwise
comply  with  the  provisions  of  the  Internal  Revenue  Code  applicable   to
regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation of securities held and for excise tax on income and capital gains.

At March 31, 1995, the fund had a capital loss carryover of $12,346,000 which expires March 31, 2003. This capital loss carryover may be available to offset realized gains, if any, to the extent provided by regulations.

D DISTRIBUTIONS TO SHAREHOLDERS Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually, or as necessary to meet the distribution requirements described above.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

E FUTURES AND OPTIONS CONTRACTS The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invests to increase its current returns.

The  potential  risk  to  the  fund  is that the  change  in  value  of  futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures   contracts   are   valued  at  the  quoted  daily   settlement   prices
established   by   the   exchange   on  which  they   trade.   Exchange   traded
options   are   valued   at  the  last  sale  price,  or   if   no   sales   are
reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES, AND OTHER TRANSACTIONS

Compensation    of   Putnam   Management   for   management    and    investment
advisory  services  is  paid  quarterly based  on  the  average  net  assets  of
the  fund.  Such  fee  is  based  on  the  following  annual  rates:  0.65%   of
the first $500 million of the fund's average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million and 0.45% of any amount over $1.5 billion. Fees are subject, under current law, to reduction in any year to the extent that expenses (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expenses) of the fund exceed 2.5% of the first $30 million of average net assets, 2.0% of the next $70 million and 1.5% of any amount over $100 million, and by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of Putnam Management on the fund's portfolio transactions.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Trustees of the fund receive an annual Trustee's fee of $2,380 and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of the Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

During the six months ended September 30, 1995, the fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended September 30, 1995, fund expenses were reduced by $69,259 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees
reported   in   the   Statement  of  operations  exclude  these   credits.   The
fund could have invested a portion of the assets utilized in connection with the offset arrangements in an income- producing asset if it had not entered into such arrangements.

The  fund  has  adopted  distribution  plans  (the  "Plans")  with  respect   to
its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments  by  the  fund  to  Putnam Mutual Funds Corp.  at  an  annual  rate  up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 0.85% and
0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended September 30, 1995, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $75,404 and
$2,464   from   the   sale  of  class  A  and  class  M  shares,   respectively.
There was $465,417 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended Sptember 30, 1995, Putnam Mutual Funds Corp., acting as underwriter received $4,312 on class A redemptions.

NOTE 3
PURCHASES AND SALES OF SECURITIES
During the six months ended September 30, 1995, purchases and sales of investment securities other than short-term investments aggregated $670,358,529 and $654,696,041, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

                                                            WRITTEN CALL OPTIONS
----------------------------------------------------------------------
-
                                             NUMBER OF      CONTRACTS
                                              PREMIUMS       RECEIVED
----------------------------------------------------------------------
-
Outstanding at beginning of period              49,800     $1,258,088
Contracts opened                                  EE--           EE--
Contracts closed                              (49,800)    (1,258,088)
----------------------------------------------------------------------
-CONTRACTS OPEN AT END OF PERIOD                  EE--           $E--
----------------------------------------------------------------------
-

NOTE 4
CAPITAL SHARES

At   September   30,  1995,  there  was  an  unlimited  number  of   shares   of
beneficial  interest  authorized.  Transactions  in  capital  shares   were   as
follows:

                                                   SIX MONTHS ENDED SEPTEMBER 30
----------------------------------------------------------------------
-
                                                                 1995
----------------------------------------------------------------------
-
CLASS A                                     SHARES             AMOUNT
----------------------------------------------------------------------
-
Shares sold                             11,014,215        $97,273,018
Shares issued in connection
with reinvestment of distributions       1,463,909         12,928,975
----------------------------------------------------------------------
-
                                        12,478,124        110,201,993
----------------------------------------------------------------------
-
Shares repurchased                    (14,377,840)      (127,334,679)
----------------------------------------------------------------------
-
NET DECREASE                           (1,899,716)      $(17,132,686)
----------------------------------------------------------------------
-

                                                             YEAR ENDED MARCH 31
----------------------------------------------------------------------
-
                                                                 1994
----------------------------------------------------------------------
-
CLASS A                                     SHARES             AMOUNT
----------------------------------------------------------------------
-
Shares sold                             22,525,474       $192,674,350
Shares issued in connection
with reinvestment of distributions       3,137,745         26,887,634
----------------------------------------------------------------------
-
                                        25,663,219        219,561,984
----------------------------------------------------------------------
-
Shares repurchased                    (28,553,099)      (243,379,810)
----------------------------------------------------------------------
-
NET DECREASE                           (2,889,880)      $(23,817,826)

                                                   SIX MONTHS ENDED SEPTEMBER 30
----------------------------------------------------------------------
-
                                                                 1995
----------------------------------------------------------------------
-
CLASS B                                     SHARES             AMOUNT
----------------------------------------------------------------------
-
Shares sold                              7,206,963        $63,642,770
Shares issued in connection
with reinvestment of distributions         765,549          6,757,192
----------------------------------------------------------------------
-
                                         7,972,512         70,399,962
----------------------------------------------------------------------
-
Shares repurchased                     (5,701,666)       (50,412,203)
----------------------------------------------------------------------
-
NET INCREASE                             2,270,846        $19,987,759
----------------------------------------------------------------------
-

                                                             YEAR ENDED MARCH 31
----------------------------------------------------------------------
-
                                                                 1994
----------------------------------------------------------------------
-
CLASS B                                     SHARES             AMOUNT
----------------------------------------------------------------------
-
Shares sold                             16,775,323       $143,773,959
Shares issued in connection
with reinvestment of distributions       1,494,123         12,783,293
----------------------------------------------------------------------
-
                                        18,269,446        156,557,252
----------------------------------------------------------------------
-
Shares repurchased                    (11,678,176)       (99,541,425)
----------------------------------------------------------------------
-
NET INCREASE                             6,591,270        $57,015,827
----------------------------------------------------------------------
-

                                                   SIX MONTHS ENDED SEPTEMBER 30
----------------------------------------------------------------------
-
                                                                 1995
----------------------------------------------------------------------
-
CLASS M                                     SHARES             AMOUNT
----------------------------------------------------------------------
-
Shares sold                                630,349         $5,589,384
Shares issued in connection
with reinvestment of distributions           7,809             68,976
----------------------------------------------------------------------
-
                                           638,158          5,658,360
----------------------------------------------------------------------
-
Shares repurchased                       (170,674)        (1,529,743)
----------------------------------------------------------------------
-
NET INCREASE                               467,484         $4,128,617
----------------------------------------------------------------------
-

                                                                      FOR PERIOD
                                                                DECEMBER 1, 1994
                                                                (COMMENCEMENT OF
                                                                  OPERATIONS) TO
                                                                        MARCH 31
----------------------------------------------------------------------
-
                                                                 1995
----------------------------------------------------------------------
-
CLASS M                                     SHARES             AMOUNT
----------------------------------------------------------------------
-
Shares sold                                140,335         $1,183,094
Shares issued in connection
with reinvestment of distributions           1,216             10,581
----------------------------------------------------------------------
-
                                           141,551          1,193,675
----------------------------------------------------------------------
-
Shares repurchased                         (1,623)           (13,970)
----------------------------------------------------------------------
-
NET INCREASE                               139,928         $1,179,705
----------------------------------------------------------------------
-

OUR COMMITMENT TO QUALITY SERVICE

CHOOSE AWARD-WINNING SERVICE

Putnam Investor Services has won the DALBAR Quality Tested Service Seal for the past five years. In 1994, over 80,000 tests of 55 shareholder service components demonstrated that Putnam outperformed the industry standard in every category.

HELP YOUR INVESTMENT GROW

Set   up  a  systematic  program  for  investing  with  as  little  as   $25   a
month from a Putnam money market fund or from your checking or savings account.*

SWITCH FUNDS EASILY

You  can  move  money  from  one  account to another  with  the  same  class  of
shares   without  a  service  charge.  (This  privilege  is  subject  to  change or termination.)

ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For   details   about   any   of   these  or  other   services,   contact   your
financial   advisor  or  call  the  toll-free  number  shown  below  and   speak
with a helpful Putnam representative.

To   make   an  additional  investment  in  this  or  any  other  Putnam   fund,
contact  your  financial  advisor  or  call  our  toll-free  number:  1-800-225-
1581.

* Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.

FUND INFORMATION

INVESTMENT MANAGER
Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES
Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN
Putnam Fiduciary Trust Company

LEGAL COUNSEL
Ropes & Gray

TRUSTEES
George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS
George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

James E. Erickson
Vice President

Richard P. Wyke
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

John D. Hughes
Vice President and Treasurer

Beverly Marcus
Clerk and Assistant Treasurer


This report is for the information of shareholders of Putnam Municipal Income Fund. It may also be used as sales literature when preceded or
accompanied   by   the  current  prospectus,  which  gives  details   of   sales
charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary.
For  more  information,  or  to  request  a  prospectus,  call  toll  free:   1-
800-225-1581.

SHARES OF MUTUAL FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT INSURED
BY   THE   FEDERAL   DEPOSIT   INSURANCE   CORPORATION   (FDIC),   THE   FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

                                                                       Bulk Rate
                                                                    U.S. Postage
                                                                            PAID
                                                                          Putnam
                                                                     Investments

20986-051/353/560   11/95

APPENDIX TO FORM N-30D FILINGS TO DESCRIBE DIFFERENCES BETWEEN PRINTED AND EDGAR-FILED TEXTS.

(1)  Rule lines for tables are omitted.

(2)  Italic typefaces is displayed in normal type.

(3)  Boldface type is displayed in capital letters.

(4) Headers (e.g. the names of the fund) and footers (e.g. page numbers and OThe accompanying notes are an integral part of these financial statementsO) are omitted.

(5) Because the printed page breaks are not reflected, certain tabular and columnar headings and symbols are displayed differently in this filing.

(6)  Bullet points and similar graphic symbols are omitted.

(7)  Page numbering is different.